Derivatives and Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivatives and Financial Instruments
Derivatives and Financial Instruments
Derivative financial instruments
We are exposed to market risk related to changes in foreign currency exchange rates and interest rates on our floating rate indebtedness. To manage the volatility related to these exposures, we periodically enter into a variety of derivative financial instruments. Our objective is to reduce, where it is deemed appropriate to do so, fluctuations in earnings and cash flows associated with changes in foreign currency rates and interest rates. The derivative contracts contain credit risk to the extent that our bank counterparties may be unable to meet the terms of the agreements. The amount of such credit risk is generally limited to the unrealized gains, if any, in such contracts. Such risk is minimized by limiting those counterparties to major financial institutions of high credit quality.
Interest rate swaps
During 2012 and 2011, we used floating to fixed rate interest rate swaps to mitigate our exposure to future changes in interest rates related to our floating rate indebtedness. We designated these interest rate swap arrangements as cash flow hedges. As a result, changes in the fair value of the interest rate swaps were recorded in AOCI on the Consolidated Balance Sheets throughout the contractual term of each of the interest rate swap arrangements.
During the year ended December 31, 2012, all of our interest rate swaps expired or were terminated and, as a result, we had no outstanding interest rate swap arrangements at December 31, 2012.
In August 2007, we entered into a $105 million interest rate swap agreement with a major financial institution to exchange variable rate interest payment obligations for a fixed rate obligation without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the swap was August 30, 2007. The swap agreement had a fixed interest rate of 4.89% and expired in May 2012. The fixed interest rate of 4.89% plus the .50% interest rate spread over LIBOR resulted in an effective fixed interest rate of 5.39%. The fair value of the swap was $1.7 million at December 31, 2011 and was recorded in Other current liabilities in the Consolidated Balance Sheets.
In September 2005, we entered into a $100 million interest rate swap agreement with several major financial institutions to exchange variable rate interest payment obligations for fixed rate obligations without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the fixed rate swap was April 25, 2006. The swap agreement has a fixed interest rate of 4.68% and was set to expire in July 2013. The fixed interest rate of 4.68% plus the .60% interest rate spread over LIBOR results in an effective fixed interest rate of 5.28%. This swap was terminated in October 2012. The fair value of the swap was $6.3 million at December 31, 2011 and was recorded in Other current liabilities in the Consolidated Balance Sheets. A loss of $3.3 million was recognized upon termination and was recorded in Loss on early extinguishment of debt in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31, 2012.
Derivative gains and losses included in AOCI were reclassified into earnings at the time the related interest expense was recognized or the settlement of the related commitment occurred. Interest expense from swaps was $5.3 million and $9.3 million in 2012 and 2011, respectively, and was recorded in Interest expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).
In April 2011, as part of our planned debt issuance to fund the CPT acquisition, we entered into interest rate swap contracts to hedge movement in interest rates through the expected date of closing for a portion of the expected fixed rate debt offering. The swaps had a notional amount of $400 million with an average interest rate of 3.65%. In May 2011, upon the sale of the 2021 Notes, the swaps were terminated at a cost of $11.0 million. Because we used the contracts to hedge future interest payments, this was recorded in AOCI in the Consolidated Balance Sheets and will be amortized as interest expense over the 10 year life of the 2021 Notes. The ending unrealized net loss in AOCI at December 31, 2012 was $9.2 million.
Foreign currency contracts
We conduct business in various locations throughout the world and are subject to market risk due to changes in the value of foreign currencies in relation to our reporting currency, the U.S. dollar. We manage our economic and transaction exposure to certain market-based risks through the use of foreign currency derivative financial instruments. Our objective in holding these derivatives is to reduce the volatility of net earnings and cash flows associated with changes in foreign currency exchange rates. The majority of our foreign currency contracts have an original maturity date of less than one year. At December 31, 2012 and 2011, we had outstanding foreign currency derivative contracts with gross notional U.S. dollar equivalent amounts of $163.7 million and $79.9 million, respectively. The impact of these contracts on the Consolidated Statements of Operations and Comprehensive Income (Loss) is not material for any period presented.
In March 2011, we entered into a foreign currency option contract to reduce our exposure to fluctuations in the euro related to the planned CPT acquisition. The contract had a notional amount of €286.0 million, a strike price of 1.4375 and a maturity date of May 13, 2011. In May 2011, we sold the foreign currency option contract for $1.0 million. The net cost of $2.1 million was recorded in Selling, general and administrative on the Consolidated Statements of Operations and Comprehensive Income (Loss).
Fair value of financial instruments
The recorded amounts and estimated fair values of total debt at December 31, excluding the effects of derivative financial instruments, were as follows:

	2012		2011
In thousands	Recorded Amount	Fair Value	Recorded Amount	Fair Value
Variable rate debt	$427,706	$427,706	$406,978	$406,978
Fixed rate debt	2,029,669	2,081,264	902,109	954,053
Total debt	$2,457,375	$2,508,970	$1,309,087	$1,361,031

The following methods were used to estimate the fair values of each class of financial instrument measured on a recurring basis:

•
short-term financial instruments (cash and cash equivalents, accounts and notes receivable, accounts and notes payable and variable-rate debt) — recorded amount approximates fair value because of the short maturity period;

•
long-term fixed-rate debt, including current maturities — fair value is based on market quotes available for issuance of debt with similar terms, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance; and

•
interest rate swaps and foreign currency contract agreements — fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance.

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

Recurring fair value measurements	December 31, 2012
In thousands	Level 1	Level 2	Level 3	Total
Foreign currency contract assets	$—	$2,924	$—	$2,924
Foreign currency contract liabilities	—	(551)	—	(551)
Deferred compensation plan assets (1)	22,394	—	—	22,394
Total recurring fair value measurements	$22,394	$2,373	$—	$24,767
Nonrecurring fair value measurements
Trade name intangibles (2)	$—	$—	$63,700	$63,700

Recurring fair value measurements	December 31, 2011
In thousands	Level 1	Level 2	Level 3	Total
Foreign currency contract assets	$—	$242	$—	$242
Foreign currency contract liabilities	—	(341)	—	(341)
Interest rate swap liabilities	—	(8,034)	—	(8,034)
Deferred compensation plan assets (1)	22,987	—	—	22,987
Total recurring fair value measurements	$22,987	$(8,133)	$—	$14,854
Nonrecurring fair value measurements
Goodwill (3)	$—	$—	$242,800	$242,800

(1)
Deferred compensation plan assets include mutual funds and cash equivalents for payment of certain non-qualified benefits for retired, terminated and active employees. The fair value of these assets was based on quoted market prices in active markets.

(2)
In the fourth quarter of 2012, we completed our annual intangible assets impairment review. As a result, we recorded a pre-tax non-cash impairment charge of $60.7 million for trade names intangibles. The fair value of trade names is measured using the relief-from-royalty method. This method assumes the trade name has value to the extent that the owner is relieved of the obligation to pay royalties for the benefits received from them. This method requires us to estimate the future revenue for the related brands, the appropriate royalty rate and the weighted average cost of capital.

(3)
In the fourth quarter of 2011, we completed our annual goodwill impairment review. As a result, we recorded a pre-tax non-cash impairment charge of $200.5 million in a reporting unit part of Water & Fluid Solutions. The fair value of each reporting unit is determined using a discounted cash flow analysis and market approach. Projecting discounted future cash flows requires us to make significant estimates regarding future revenues and expenses, projected capital expenditures, changes in working capital and the appropriate discount rate. Use of the market approach consists of comparisons to comparable publicly-traded companies that are similar in size and industry. Actual results may differ from those used in our valuations. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation.